Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	$ 11,684,000	$ 13,632,000	$ 5,788,000
Total revenues	318,599,000	290,716,000	268,585,000
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	302,061,000	246,670,000	216,822,000
Bareboat revenues
Operating Leases
Revenue from contract with customers	4,854,000	30,414,000	45,975,000
Time charter and bareboat revenues
Operating Leases
Revenue from contract with customers	$ 306,915,000	$ 277,084,000	$ 262,797,000